CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders' Equity (Deficit)
Stockholders' Equity at Dec. 31, 2010	$ 19,338	$ 20,417,584	$ (17,915,893)	$ 2,521,029
Shares, Outstanding at Dec. 31, 2010	19,336,651
Common stock issued in a cashless exercise of options, value	46	(46)
Common stock issued in a cashless exercise of options, shares	46,465
Stock compensation expense for options and warrants granted to employees and consultants		303,979		303,979
Restricted stock granted for marketing services, value	67	81,636		81,703
Restricted stock granted for marketing services, shares	66,667
Warrants issued as loan acquisition costs		91,500		91,500
Net loss			(2,591,642)	(2,591,642)
Stockholders' Equity at Dec. 31, 2011	19,451	20,894,653	(20,507,535)	406,569
Shares, Outstanding at Dec. 31, 2011	19,449,783
Stock compensation expense for options and warrants granted to employees and consultants		391,605		391,605
Restricted stock granted for marketing services, value	219	348,826		349,045
Restricted stock granted for marketing services, shares	218,859
Warrants issued as loan acquisition costs		35,640		35,640
Common stock granted for consulting services, value	100	104,900		105,000
Common stock granted for consulting services, shares	100,000
Conversion of convertible note payable, value	50	49,950		50,000
Conversion of convertible note payable, shares	50,000
Warrants issued for marketing services		25,787		25,787
Reclassification of derivative liabilities to equity		640,000		640,000
Net loss			(2,381,866)	(2,381,866)
Stockholders' Equity at Dec. 31, 2012	$ 19,820	$ 22,491,361	$ (22,889,401)	$ (378,220)
Shares, Outstanding at Dec. 31, 2012	19,818,642